Accounting Changes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Pension expense from non-secruve cost component net of amount capitalized	$ 0.6	$ 5.8	$ 4.4